TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income (loss) before taxes as reported	$ 5,142	$ 5,698	$ 2,331
Statutory tax rate	25.00%	25.00%	24.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (24%, 25% and 25% for the years 2011, 2012 and 2013, respectively)	1,286	1,424	560
Differences in tax rates on income deriving from foreign subsidiaries	(170)	(54)	42
Gain derived from bargain purchase			(1,059)
Tax adjustments in respect of currency translation	(160)	(305)	154
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	223	324	626
Settlement of prior years tax assessments			41
Other non-deductible expenses	339	254	117
Income tax expense	$ 1,518	$ 1,643	$ 481